N-2	Mar. 31, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001642563
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Guggenheim Energy & Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its objective by investing in securities of energy companies and income-producing securities of other issuers.
Risk [Text Block]

Risks and Other Considerations

The value of, or income generated by, the investments held by the Fund and their liquidation are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates, changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political, social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods.

The value of the Fund will fluctuate with the value of its assets and liabilities. Risk is inherent in all investing, including the loss of your entire principal. Therefore, before investing you should consider the risks carefully. The Fund is subject to various risk factors, including investment risk and liquidation risk (see below), which could result in the loss of the principal amount that you invest. Please see the Fund’s Prospectus, Statement of Additional Information (SAI), Annual Report and guggenheiminvestments.com/xgeix for a description of the risks of investing in the Fund. Shareholders may access the Fund’s Prospectus and SAI on the EDGAR Database on the Securities and Exchange Commission’s website at www.sec.gov.

Shareholder Liquidity Event Risk. The Fund intends to complete a Shareholder Liquidity Event on or before the Liquidity Event Date, July 28, 2023. The Fund’s investment objectives and policies are not designed to seek to return to investors that purchase Common Shares in the initial offering their initial investment on the Liquidity Event Date or any other date.

During the liquidation period, the Fund deviates from its prior investment strategies and may be required to sell securities when market conditions or tax consequences are not favorable and may thus lose money in the process. The Fund expects to make one or more liquidating distributions to shareholders on or before July 28, 2023, representing substantially all of its net assets. The liquidating distributions to shareholders will be treated as payments in redemption of their shares and will consist of cash raised from the sale of portfolio securities, although securities for which no market currently exists or trading at depressed prices may be placed in a liquidating trust. Interests in a liquidating trust may not be sold or transferred, except as permitted by applicable law. Shareholders will bear the costs associated with establishing and maintaining a liquidating trust, if necessary, and related risks. Securities placed in a liquidating trust may be held for an extended and currently unpredictable period of time until they can be sold or pay out all of their cash flows.

The liquidation of the Fund will generally result in a taxable event for shareholders and would be expected to give rise to capital gain or loss to shareholders, depending on the basis of their shares and their individual situations. Shareholders should contact their tax advisers to discuss the income tax consequences of the liquidation.

Annual Interest Rate [Percent]	4.20%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]	45,914